Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Other assets-Other:
Securities received as collateral		¥ 447,272	¥ 318,112
Goodwill and other intangible assets		104,821	110,532
Deferred tax assets		21,825	36,130
Investments in equity securities for other than operating purposes	[1]	245,600	130,357
Prepaid expenses		10,699	30,997
Other		338,589	348,383
Total, Other assets-Other		1,168,806	974,511
Other liabilities:
Obligation to return securities received as collateral		447,272	318,112
Accrued income taxes		24,213	32,947
Other accrued expenses and provisions		397,605	389,338
Other	[2]	439,420	460,250
Total, Other liabilities		¥ 1,308,510	¥ 1,200,647

[1]	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments were comprised of listed equity securities and unlisted equity securities of \109,887 million and \20,470 million respectively, as of March 31, 2016, and \117,476 million and \128,124 million respectively, as of March 31, 2017. These securities are carried at fair value, with changes in fair value recognized within Revenue-Other in the consolidated statements of income.
[2]	Includes liabilities relating to investment contracts underwritten by Nomura's insurance subsidiary. As of March 31, 2016 and 2017, carrying values were \242,496 million and \224,418 million, respectively, and estimated fair values were \244,246 million and \225,563 million, respectively. Fair value was estimated using DCF valuation techniques and using valuation inputs which would be generally classified in Level 3 of the fair value hierarchy.